Leases (Details) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure Text Block [Abstract]
Weighted average remaining lease term	1 year 2 months 15 days	1 year 11 months 26 days	3 years 9 months
Weighted average discount rate	4.65%	4.75%	4.75%
Lease cost amount	$ 680,033	$ 578,689	$ 63,749